Shareholders' Equity - Summary of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)		11,538,665	24,892,775
Stock options granted (in shares)		7,432,555	2,158,930
Stock options exercised (in shares)		(3,126,869)	(14,948,400)
Stock options forfeited (in shares)		(1,835,590)	(564,640)
Stock options outstanding, ending balance (in shares)		14,008,761	11,538,665	24,892,775
Stock options exercisable (in shares)		8,758,121
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)		$ 34.52	$ 10.38
Weighted average exercise price of stock options granted (in dollars per share)		35.61	138.02
Weighted average exercise price of stock options exercised (in dollars per share)		5.61	7.26
Weighted average exercise price of stock options forfeited (in dollars per share)		72.65	87.36
Weighted average exercise price of stock options outstanding, ending (in dollars per share)		36.55	$ 34.52	$ 10.38
Weighted average exercise price of stock options exercisable (in dollars per share)		$ 29.63
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding		6 years 8 months 15 days	5 years 8 months 1 day	5 years 5 months 12 days
Remaining contractual term of stock options exercisable		5 years 3 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning		$ 1,190,972	$ 2,559,442
Aggregate intrinsic value of stock options outstanding, ending		194,845	$ 1,190,972	$ 2,559,442
Aggregate intrinsic value of stock exercisable		$ 150,495
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)		$ 0
Weighted average grant date fair value of stock options granted (in dollars per share)		24.83	$ 57.99
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Options forfeited related to reduction in workforce (in shares)		41,186
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)		1,038,218
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)		10,951,410
6 River Systems 2016 Amended and Restated Stock Option and Grant Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)		137,254
Deliverr Inc.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options granted (in shares)	2,251,863
Deliverr Inc. | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)		1,881,879
Flex Comp
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options granted (in shares)	1,282,662
Stock options forfeited (in shares)		(690,158)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Award vesting period	3 months
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)		8,438,183	11,129,673
RSUs granted (in shares)		22,100,197	5,620,840
RSUs settled (in shares)		(7,380,507)	(6,934,480)
RSUs forfeited (in shares)		(12,938,967)	(1,377,850)
RSUs outstanding, ending (in shares)		10,218,906	8,438,183	11,129,673
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)		$ 107.63	$ 37.71
Weighted average grant date fair value of RSUs granted (in dollars per share)		44.44	141.02
Weighted average grant date fair value of RSUs settled (in dollars per share)		63.86	30.98
Weighted average grant date fair value of RSUs settled (in dollars per share)		75.11	64.82
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)		$ 43.74	$ 107.63	$ 37.71
Shares forfeited related to reduction in workforce (in shares)		428,777
Restricted share units | Deliverr Inc.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs granted (in shares)	1,209,192
Restricted share units | Flex Comp
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs granted (in shares)	4,010,825
RSUs forfeited (in shares)		(10,227,545)